Pay vs Performance Disclosure - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2025		Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ 96,327	$ 154,001	$ 163,243	$ 151,133	$ 86,441	$ 140,289	$ 118,502	$ 147,965	$ 564,704	[1]	$ 493,197	$ 540,709

[1]	or further details see Note 22 "Segment Information and Revenue from Significant Customers".